Net Financial Income (Expense)	12 Months Ended
Dec. 31, 2024
Net Financial Income Expense [Abstract]
Net financial income (expense)
31.	Net financial income (expense):

The amount of net financial income (expense) shown in the Consolidated Income Statement for the year corresponds to the following concepts:

	2024	2023	2022
	MCh$	MCh$	MCh$
Financial result from:
Financial assets held for trading at fair value through profit or loss:
Financial derivative contracts	3,646,894	4,861,710	5,182,978
Debt Financial Instruments	128,401	315,119	246,913
Other financial instruments	25,961	25,986	11,275
Financial liabilities held for trading at fair value through profit or loss
Financial derivative contracts	(3,699,490)	(4,850,496)	(5,177,460)
Other financial instruments	(349)	(688)	(782)
Subtotal	101,417	351,631	262,924

Derecognition of financial assets and liabilities at amortized cost and financial assets at fair value through other comprehensive income:
Financial assets at amortized cost	200	256	2,264
Financial assets at fair value through other comprehensive income	8,050	(4,522)	(63,401)
Financial liabilities at amortized cost	—	(1)	(1)
Financial instruments of regulatory capital issued	—	—	—
Subtotal	8,250	(4,267)	(61,138)

Exchange, indexation and accounting hedging of foreign currency
Gain (loss) from foreign currency exchange	(23,345)	38,374	145,917
Gain (loss) from indexation for exchange rate	20,067	4,148	491
Net gain (loss) from derivatives in accounting hedges of foreign currency risk	174,091	79,667	(41,370)
Subtotal	170,813	122,189	105,038

Ineffective accounting hedges:
Gain (loss) from ineffective cash flow accounting hedges	—	—	—
Gain (loss) from ineffective accounting hedges of net investment abroad	—	—	—

Total	280,480	469,553	306,824